SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash paid (received) during the year for:
Interest	$ 28,705	$ 5,214	$ 5,128
Income tax payments	112,087	43,316	42,094
Income tax refunds	$ (17,683)	$ (8,187)	$ (3,609)